Credit facilities (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Facilities
Interest expense pertaining	$ 123,813	$ 134,004	$ 153,191